Other financial instruments (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments
Schedule of Derivative financial instruments

	2022	2021
Derivatives financial instruments
Current assets	7,380	16,292
Non-current assets	63	102
Current liabilities	(9,711)	(22,684)
Non-current liabilities	(307)	(241)
Derivatives financial instruments, net	(2,575)	(6,531)
Offtake agreement measured at FVTPL
Current liabilities	(1,724)	-
Non-current liabilities	(20,109)	-
Offtake agreement measured at FVTPL, net	(21,833)	-

Schedule of fair value by strategy

			2022		2021
Strategy	Per Unit	Notional	Fair value	Notional	Fair value
Mismatches of quotational periods
Zinc forward	ton	209,319	(2,357)	215,809	(9,898)
			(2,357)		(9,898)
Sales of zinc at a fixed price
Zinc forward	ton	8,297	74	8,787	3,433
			74		3,433
Interest rate risk
IPCA vs. CDI	BRL	226,880	(292)	226,880	(66)
			(292)		(66)

			(2,575)		(6,531)

Schedule of changes in fair value

Strategy	Inventory	Cost of sales	Net revenues	Other income and expenses, net	Net financial results	Other comprehensive income	Realized (loss) gain
Mismatches of quotational periods	(1,014)	19,394	(2,868)	743	-	(1,329)	7,385
Sales of zinc at a fixed price	-	-	(2,859)	620	-	-	1,120
Interest rate risk – IPCA vs. CDI	-	-	-	-	(83)	-	143
2022	(1,014)	19,394	(5,727)	1,363	(83)	(1,329)	8,648
2021	1,146	(37,963)	9,709	7,486	(5,640)	488	(13,137)
(d)	Offtake agreement measured at FVTPL: Changes in fair value

Schedule of changes in fair value offtake agreement

	2022	2021
Inception date	46,100	-
Changes in fair value	(24,267)	-
Balance at the end of year	21,833	-
Notional (ton)	30,810	-